Share capital - Rio Tinto plc - Summary of share capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of classes of share capital [line items]
Ordinary shares issued	$ 0		$ 0		$ 0
Rio Tinto plc
Disclosure of classes of share capital [line items]
Number of issued and fully paid up share capital beginning balance (in shares)	1,255,845,000		1,255,795,000		1,255,756,000
Issued and fully paid up share capital beginning balance	$ 207	[1]	$ 207		$ 207
Ordinary shares issued under the Global Employee Share plan (GESP) (in shares)	47,000.000		50,000.000		39,000.000
Shares purchased and cancelled (in shares)	0		0		0
Shares purchased and cancelled	$ 0		$ 0		$ 0
Number of shares held by public at beginning balance (in shares)	1,255,845,000		1,255,795,000
Issued and fully paid up share capital ending balance	$ 207		$ 207	[1]	$ 207
Number of issued and fully paid up share capital ending balance (in shares)	1,255,892,000		1,255,845,000		1,255,795,000
Number of shares held by public at ending balance (in shares)	1,255,892,000		1,255,845,000		1,255,795,000
Rio Tinto plc | Shares held by public
Disclosure of classes of share capital [line items]
Ordinary shares issued under the Global Employee Share plan (GESP) (in shares)	47,000.000		50,000.000		39,000.000
Shares purchased and cancelled (in shares)	0		0		0
Number of shares held by public at beginning balance (in shares)	1,249,655,000		1,248,141,000		1,246,904,000
Shares reissued from treasury under the GESP (in shares)	1,619,000		1,464,000		1,198,000
Number of shares held (in shares)	4,571,000		6,190,000		7,654,000
Number of shares held by public at ending balance (in shares)	1,251,321,000		1,249,655,000		1,248,141,000
Rio Tinto plc | Special voting share
Disclosure of classes of share capital [line items]
Other share classes	1 only		1 only		1 only
Rio Tinto plc | DLC dividend share
Disclosure of classes of share capital [line items]
Other share classes	1 only		1 only		1 only

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.